DERIVATIVES AND HEDGING ACTIVITIES	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITES
NOTE 8:	DERIVATIVES AND HEDGING ACTIVITIES

The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,
	Balance sheet	2022	2021

Derivatives designate as hedging instruments:

Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$7	$75
	''Accrued expenses and other liabilities''	239	-
	''Accumulated other comprehensive income''	(232)	75

Derivatives not designated as hedging instruments:

Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	18	21
	''Accrued expenses and other liabilities''	$31	$3

The net amounts reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income

	Year ended December 31,
		Statement of Income	Year ended December 31,
	2022		2022	2021	2020
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$307	"Operating expenses"	$(948)	$167	$764

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts	-	"Financial expenses"	(75)	24	(166)

Total	$307		$(1,023)	$191	$598